OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM ASSETS [Abstract]
OTHER LONG-TERM ASSETS
NOTE 6:-	OTHER LONG-TERM ASSETS
	December 31,
	2013	2012

Severance pay fund	$24,543	$22,147
Long-term deposits	1,940	1,914
Deferred tax assets	3,875	4,615
Other investment	2,895	-

	$33,253	$28,676